Operating Leases (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Lease [Abstract]
Summary of Non-cancellable Operating Lease Rentals Payables

Non-cancellable operating lease rentals are payable as follows:

	As at March 31
Particulars	2017	2018
Less than one year	4,825	5,072
Between one and five years	16,766	17,015
More than five years	23,251	19,781
Total	44,842	41,868